Expense Example - ERShares Global Entrepreneurs™	Oct. 27, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 571
Expense Example, with Redemption, 3 Years	891
Expense Example, with Redemption, 5 Years	1,233
Expense Example, with Redemption, 10 Years	2,197
Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	796
Expense Example, with Redemption, 10 Years	1,808
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	688
Expense Example, with Redemption, 10 Years	$ 1,551